Lease	12 Months Ended
Mar. 31, 2026
Lease [Abstract]
LEASE

NOTE 10 — LEASE

The Company has operating leases for office space. In 2026 and 2025, the Company recognized right-of-use assets of $40,127 and $194,214, and lease liabilities of $40,127 and $194,214 in accordance with ASC842, Leases, respectively. The lease agreement does not specify an explicit interest rate and the interest rate implicit in the lease is not readily determinable. The Company’s management believes that using an incremental borrowing rate of the Hong Kong Prime Rate minus 2.25% p.a. was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments at the lease inception for the new lease in 2026, the rate used by the Company was 2.75%. As of March 31, 2026 and 2025, the weighted average remaining lease term is 0.99 year and 1.88 years, the weighted average discount rate is 3.56% and 3.87%, respectively.

The following table shows operating lease right-of-use assets, net and operating lease liabilities:

	As of March 31,
	2026	2025
Assets
Operating lease right-of-use assets, net	$116,521	$178,865
Liabilities
Operating lease liabilities, current	$114,177	$95,130
Operating lease liabilities, non-current	$10,158	$90,965
	$124,335	$186,095

During the year ended March 31, 2026, the company incurred operating lease expenses, as follows:

	For the year ended March 31,
	2026	2025	2024
Operating lease expenses:
Amortization of leased assets	$101,382	$58,008	$39,893
Interest of lease liabilities	5,685	2,489	3,585
Total operating lease expenses	$107,067	$60,497	$43,478

The cash paid for amounts included in the measurement of operating lease liabilities for the year ended March 31, 2026, 2025 and 2024 amounted to $106,427, $53,279, and $43,478 respectively.

As of March 31, 2026, the maturity analysis of operating lease liabilities is as follows:

Financial years ending March 31,
2027	$116,012
2028	10,204
Total undiscounted cash flows	126,216
Less: imputed interest	(1,881)
Present value of lease liabilities	124,335
Less: Non-current portion of lease liabilities	(10,158)
Current portion of lease liabilities	$114,177